Exchange rates (Tables)	12 Months Ended
Dec. 31, 2023
Exchange rates
Summary of exchange rates in preparing consolidated financial statements

	Income statement			Statement of financial position
	2021	2022	2023	2022	2023
Euro to sterling	1.16	1.17	1.15	1.13	1.15
US dollar to sterling	1.38	1.24	1.24	1.21	1.28